UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04193

RSI Retirement Trust
(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)

150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust

Core Equity Fund

Statement of Investments

December 31, 2006

(Unaudited)

	SHARES	VALUE

COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (10.4%)
Amazon.com, Inc. * (a)	1,455	$57,414
AutoNation, Inc. *	726	15,478
AutoZone, Inc. *	269	31,086
Bed Bath & Beyond, Inc. * (a)	1,311	49,949
Best Buy Co., Inc. (a)	1,778	87,460
Big Lots, Inc. * (a)	479	10,979
Black & Decker Corp. (The)	319	25,510
Brunswick Corp.	404	12,888
Carnival Corp.	1,951	95,697
CBS Corp., Class B	3,476	108,382
Centex Corp.	578	32,524
Circuit City Stores, Inc.	694	13,172
Clear Channel Communications, Inc. (a)	2,305	81,920
Coach, Inc. *	28,300	1,215,768
Comcast Corp., Class A *	9,513	402,685
Constellation Brands, Inc., Class A *	900	26,118
Darden Restaurants, Inc.	597	23,981
Dillard’s, Inc., Class A (a)	258	9,022
Dollar General Corp. (a)	1,527	24,524
Dow Jones & Co., Inc. (a)	244	9,272
E.W. Scripps Co. (The), Class A	403	20,126
Eastman Kodak Co.	1,313	33,875
Family Dollar Stores, Inc.	748	21,939
Federated Department Stores, Inc.	27,424	1,045,677
Ford Motor Co.	8,530	64,060
Fortune Brands, Inc. (a)	670	57,211
Gannett Co., Inc.	1,101	66,566
Gap, Inc. (The)	2,568	50,076
General Motors Corp.	2,543	78,121
Genuine Parts Co.	761	36,094
Goodyear Tire & Rubber Co. *	870	18,261
H&R Block, Inc.	1,398	32,210
Harley-Davidson, Inc.	1,221	86,044
Harman International Industries, Inc.	308	30,772
Harrah’s Entertainment, Inc.	874	72,297
Hasbro, Inc. (a)	760	20,710
Hilton Hotels Corp.	1,721	60,063
Home Depot, Inc. (The)	9,374	376,460
International Game Technology (a)	1,504	69,485
Interpublic Group of Cos., Inc. *	2,013	24,639
J.C. Penney Co., Inc.	19,213	1,486,319
Johnson Controls, Inc. (a)	896	76,984
Jones Apparel Group, Inc.	545	18,219
KB Home	328	16,820
Kimco Realty Corp.	937	42,118
Kohl’s Corp. *	1,466	100,318

Leggett & Platt, Inc. (a)	884	21,128
Limited Brands, Inc.	1,612	46,651
Liz Claiborne, Inc.	527	22,903
Lowe’s Cos., Inc.	7,020	218,673
Marriott International, Inc., Class A	34,710	1,656,362
Mattel, Inc.	1,766	40,018
McDonald’s Corp.	5,594	247,982
McGraw-Hill Cos., Inc. (The)	1,652	112,369
Meredith Corp.	232	13,073
New York Times Co. (The), Class A (a)	698	17,003
Newell Rubbermaid, Inc.	1,232	35,666
News Corp., Class A	10,700	229,836
Nike, Inc., Class B	874	86,552
Nordstrom, Inc.	1,014	50,031
Office Depot, Inc. *	1,316	50,232
OfficeMax, Inc. (a)	290	14,399
Omnicom Group, Inc. (a)	769	80,391
Pulte Homes, Inc.	944	31,265
RadioShack Corp.	605	10,152
Reynolds American, Inc.	768	50,281
Sears Holdings Corp. *	360	60,455
Sherwin-Williams Co.	474	30,137
Snap-on, Inc.	290	13,816
Stanley Works Co. (The)	368	18,507
Staples, Inc.	3,359	89,685
Starbucks Corp. *	3,502	124,041
Starwood Hotels & Resorts Worldwide, Inc. (a)	943	58,938
Target Corp.	3,880	221,354
Tiffany & Co. (a)	669	26,252
Time Warner, Inc. (a)	18,354	399,750
TJX Cos., Inc. (The)	2,044	58,213
Tribune Co.	931	28,656
Univision Communications, Inc. *	28,950	1,025,409
V.F. Corp.	417	34,227
Viacom, Inc., Class B *	3,276	134,414
Wal-Mart Stores, Inc.	11,266	520,264
Walt Disney Co. (The)	52,605	1,802,774
Wendy’s International, Inc.	558	18,464
Whirlpool Corp.	409	33,955
Whole Foods Market, Inc. (a)	653	30,645
Wyndham Worldwide Corp. *	953	30,515
Yum! Brands, Inc.	1,259	74,029
		14,208,760
CONSUMER STAPLES (9.1%)
Altria Group, Inc.	9,522	817,178
Anheuser-Busch Cos., Inc.	3,519	173,135
Archer Daniels Midland Co.	3,005	96,040
Avon Products, Inc.	2,054	67,864
Brown-Forman Corp., Class B	310	20,534
Campbell Soup Co.	941	36,595
Clorox Co. (The)	669	42,916
Coca-Cola Co. (The)	9,293	448,387
Coca-Cola Enterprises, Inc. (a)	1,383	28,241
Colgate-Palmolive Co.	27,592	1,800,103
ConAgra Foods, Inc.	2,285	61,695
Costco Wholesale Corp.	2,105	111,291
CVS Corp.	3,732	115,356
Dean Foods Co. *	633	26,763

Estee Lauder Cos., Inc. (The), Class A (a)	573	23,390
General Mills, Inc.	1,588	91,469
H.J. Heinz Co.	1,548	69,675
Hershey Foods Corp. (a)	744	37,051
Kellogg Co.	1,125	56,318
Kimberly-Clark Corp.	2,082	141,472
Kroger Co. (The)	3,357	77,446
McCormick & Co., Inc. (a)	631	24,331
Molson Coors Brewing Co., Class B	234	17,887
Pepsi Bottling Group, Inc. (The)	588	18,175
PepsiCo, Inc. (a)	42,899	2,683,333
Plum Creek Timber Co., Inc.	822	32,757
Procter & Gamble Co.	50,165	3,224,106
Safeway, Inc. (a)	2,005	69,293
Sara Lee Corp.	3,488	59,401
SUPERVALU, Inc.	912	32,604
Sysco Corp. (a)	2,819	103,626
Tyson Foods, Inc., Class A	1,200	19,740
UST, Inc.	711	41,380
Walgreen Co.	35,942	1,649,378
William Wrigley Jr. Co. (a)	802	41,479
William Wrigley Jr. Co., Class B	200	10,280
		12,370,689
ENERGY (8.7%)
Anadarko Petroleum Corp.	2,032	88,433
Apache Corp.	1,460	97,105
Ashland, Inc.	256	17,710
Baker Hughes, Inc.	1,548	115,574
BJ Services Co.	1,414	41,458
Canadian Natural Resources Ltd.	24,500	1,304,135
Chesapeake Energy Corp.	1,700	49,385
Chevron Corp.	10,104	742,947
ConocoPhillips (a)	7,412	533,293
Devon Energy Corp.	1,996	133,892
Duke Energy Corp. (a)	5,618	186,574
EOG Resources, Inc.	1,134	70,818
ExxonMobil Corp.	26,520	2,032,228
Halliburton Co.	4,674	145,128
Marathon Oil Corp.	1,654	152,995
Murphy Oil Corp.	776	39,460
Nabors Industries Ltd. *	1,356	40,382
National-Oilwell, Inc. *	760	46,497
Noble Corp.	592	45,081
Occidental Petroleum Corp.	3,834	187,214
Questar Corp.	389	32,306
Rowan Cos., Inc.	527	17,496
Schlumberger Ltd.	34,162	2,157,671
Smith International, Inc.	911	37,415
Sunoco, Inc.	528	32,926
Transocean, Inc. *	16,930	1,369,468
Valero Energy Corp. (a)	10,258	524,799
Weatherford International, Inc. *	36,760	1,536,200
XTO Energy, Inc.	1,700	79,985
		11,858,575
FINANCIALS (18.4%)
ACE Ltd.	1,558	94,368
AFLAC, Inc.	2,289	105,294

Allstate Corp. (The)	2,898	188,689
Ambac Financial Group, Inc.	513	45,693
American Express Co.	5,467	331,683
American International Group, Inc.	35,717	2,559,479
Ameriprise Financial, Inc.	1,073	58,479
Aon Corp.	1,489	52,621
Apartment Investment & Management Co.	428	23,977
Archstone-Smith Trust (a)	1,000	58,210
Bank of America Corp. (a)	20,637	1,101,809
Bank of New York Co., Inc.	3,462	136,299
BB&T Corp.	2,505	110,045
Bear Stearns Cos., Inc.	540	87,901
Boston Properties, Inc. (a)	518	57,954
Capital One Financial Corp.	2,012	154,562
CB Richard Ellis Group, Inc., Class A*	833	27,656
Charles Schwab Corp.	4,741	91,691
Chicago Mercantile Exchange Holdings, Inc.	159	81,050
Chubb Corp.	1,902	100,635
Cincinnati Financial Corp.	769	34,843
CIT Group, Inc.	900	50,193
Citigroup, Inc. (a)	66,646	3,712,181
Comerica, Inc.	770	45,184
Commerce Bancorp, Inc.	852	30,050
Compass Bancshares, Inc.	700	41,755
Countrywide Financial Corp. (a)	2,730	115,889
E*TRADE Financial Corp. *	1,900	42,598
Equity Office Properties Trust	1,563	75,290
Equity Residential	1,327	67,345
Fannie Mae	4,385	260,425
Federated Investors, Inc.	425	14,357
Fidelity National Information Services, Inc.	739	29,627
Fifth Third Bancorp (a)	2,678	109,611
First Horizon National Corp.	540	22,561
Franklin Resources, Inc.	14,876	1,638,888
Freddie Mac	3,144	213,478
Genworth Financial, Inc., Class A	24,400	834,724
Goldman Sachs Group, Inc. (The)	1,934	385,543
Hartford Financial Services Group, Inc.	1,385	129,234
Huntington Bancshares, Inc.	1,127	26,766
J.P. Morgan Chase & Co.	15,882	767,101
Janus Capital Group, Inc. (a)	997	21,525
KeyCorp	1,809	68,796
Legg Mason, Inc.	5,711	542,831
Lehman Brothers Holdings, Inc.	2,430	189,832
Lincoln National Corp. (a)	1,267	84,129
Loews Corp.	2,014	83,521
M&T Bank Corp.	435	53,140
Marsh & McLennan Cos., Inc. (a)	2,556	78,367
Marshall & Ilsley Corp.	1,218	58,598
MBIA, Inc.	568	41,498
Mellon Financial Corp.	1,860	78,399
Merrill Lynch & Co., Inc.	23,418	2,180,215
MetLife, Inc.	3,449	203,525
MGIC Investment Corp.	357	22,327
Moody’s Corp.	1,092	75,414
Morgan Stanley	4,924	400,961
National City Corp.	2,795	102,185
PNC Financial Services Group, Inc.	1,370	101,435
Principal Financial Group, Inc.	1,261	74,021

Progressive Corp. (The)	3,576	86,611
ProLogis	1,112	67,576
Prudential Financial, Inc.	2,143	183,998
Public Storage, Inc.	467	45,533
Realogy Corp. *	1,132	34,322
Regions Financial Corp.	3,429	128,245
SAFECO Corp.	524	32,776
Simon Property Group, Inc. (a)	984	99,669
SLM Corp.	1,833	89,395
Sovereign Bancorp, Inc.	1,653	41,970
St. Paul Travelers Cos., Inc. (The)	3,131	168,103
State Street Corp.	1,522	102,644
SunTrust Banks, Inc.	1,745	147,365
Synovus Financial Corp.	1,512	46,615
T. Rowe Price Group, Inc.	1,150	50,336
Torchmark Corp.	462	29,457
U.S. Bancorp	63,709	2,305,628
UnumProvident Corp.	1,476	30,671
Vornado Realty Trust	621	75,452
Wachovia Corp.	8,750	498,313
Washington Mutual, Inc.	4,350	197,882
Wells Fargo & Co.	15,414	548,122
Western Union Co. (a)	3,481	78,044
XL Capital Ltd., Class A	824	59,344
Zions Bancorp	17,932	1,478,313
		25,202,841
HEALTH CARE (15.7%)
Abbott Laboratories	30,531	1,487,165
Aetna, Inc. (a)	28,618	1,235,725
Allergan, Inc.	10,896	1,304,687
AmerisourceBergen Corp.	894	40,194
Amgen, Inc. *	19,361	1,322,550
Applera Corp. (Applied Biosystems Group)	795	29,169
Barr Laboratories, Inc. *	504	25,260
Bausch & Lomb, Inc. (a)	255	13,275
Baxter International, Inc.	2,933	136,062
Becton, Dickinson & Co.	1,095	76,814
Biogen Idec, Inc. *	1,535	75,507
Biomet, Inc.	1,169	48,245
Boston Scientific Corp. *	5,427	93,236
Bristol-Myers Squibb Co.	8,860	233,195
C.R. Bard, Inc.	492	40,821
Cardinal Health, Inc.	14,881	958,783
Caremark Rx, Inc.	2,000	114,220
Celgene Corp. * (a)	1,700	97,801
CIGNA Corp.	536	70,522
Coventry Health Care, Inc. * (a)	703	35,185
Eli Lilly & Co.	4,468	232,783
Express Scripts, Inc., Class A *	650	46,540
Forest Laboratories, Inc. *	1,411	71,397
Genentech, Inc. *	10,200	827,526
Genzyme Corp. *	1,182	72,788
Gilead Sciences, Inc. *	27,660	1,795,964
Health Management Associates, Inc., Class A	1,201	25,353
Hospira, Inc. *	733	24,614
Humana, Inc. *	679	37,555
IMS Health, Inc.	896	24,622
Johnson & Johnson	13,253	874,963

King Pharmaceuticals, Inc. *	1,209	19,247
Laboratory Corp. of America Holdings *	597	43,862
Manor Care, Inc.	295	13,841
McKesson Corp.	1,339	67,887
Medco Health Solutions, Inc. *	1,305	69,739
MedImmune, Inc. * (a)	1,114	36,060
Medtronic, Inc.	5,223	279,483
Merck & Co., Inc.	9,808	427,629
Millipore Corp. *	225	14,985
Mylan Laboratories, Inc.	1,100	21,956
Novartis AG	19,200	1,102,848
Patterson Cos., Inc. *	653	23,188
Pfizer, Inc.	33,144	858,430
Quest Diagnostics, Inc.	704	37,312
Schering-Plough Corp. (a)	6,808	160,941
Shire Pharmaceuticals Group Plc - ADR (a)	16,050	991,248
St. Jude Medical, Inc. *	27,194	994,213
Stryker Corp. (a)	1,358	74,839
Tenet Healthcare Corp. *	2,296	16,003
UnitedHealth Group, Inc.	22,276	1,196,889
Watson Pharmaceuticals, Inc. *	519	13,510
WellPoint, Inc. *	2,853	224,503
Wyeth	41,245	2,100,195
Zimmer Holdings, Inc. *	15,008	1,176,327
		21,437,656
INDUSTRIALS (10.6%)
3M Co.	3,401	265,040
Allied Waste Industries, Inc. *	1,030	12,659
American Power Conversion Corp.	817	24,992
American Standard Cos., Inc. (a)	822	37,689
Apollo Group, Inc., Class A * (a)	620	24,161
Avery Dennison Corp.	437	29,685
Boeing Co. (The)	13,545	1,203,338
Burlington Northern Santa Fe Corp.	15,386	1,135,641
Caterpillar, Inc.	3,006	184,358
Cintas Corp.	638	25,335
Cooper Industries Ltd.	414	37,438
CSX Corp.	2,056	70,788
Cummins, Inc.	177	20,918
D.R. Horton, Inc.	1,300	34,437
Danaher Corp.	1,044	75,627
Deere & Co.	998	94,880
Dover Corp. (a)	953	46,716
Eaton Corp.	702	52,748
Emerson Electric Co.	3,748	165,174
Equifax, Inc.	537	21,802
FedEx Corp.	9,893	1,074,578
Fluor Corp.	12,445	1,016,134
General Dynamics Corp.	1,834	136,358
General Electric Co.	122,327	4,551,789
Goodrich Corp.	585	26,647
Honeywell International, Inc.	3,742	169,288
Illinois Tool Works, Inc.	1,884	87,022
Ingersoll-Rand Co. Ltd.	1,488	58,225
ITT Industries, Inc.	834	47,388
L-3 Communications Holdings, Inc.	506	41,381
Lennar Corp., Class A (a)	633	33,207
Lockheed Martin Corp.	1,610	148,233

Masco Corp. (a)	1,838	54,901
Monster Worldwide, Inc. *	550	25,652
Norfolk Southern Corp.	1,905	95,802
Northrop Grumman Corp.	1,542	104,393
PACCAR, Inc.	1,117	72,493
Pall Corp.	629	21,732
Parker-Hannifin Corp.	489	37,594
Peabody Energy Corp. (a)	1,200	48,492
Pitney Bowes, Inc.	1,062	49,054
R.R. Donnelley & Sons Co.	1,012	35,966
Raytheon Co.	1,964	103,699
Robert Half International, Inc.	838	31,107
Rockwell Automation, Inc.	834	50,941
Rockwell Collins, Inc.	797	50,442
Ryder System, Inc.	224	11,437
Southwest Airlines Co.	3,427	52,502
Terex Corp. * (a)	464	29,965
Textron, Inc.	605	56,731
Tyco International Ltd.	9,234	280,714
Union Pacific Corp.	1,200	110,424
United Parcel Service, Inc.	4,876	365,602
United Technologies Corp. (a)	28,714	1,795,200
W.W. Grainger, Inc.	310	21,681
Waste Management, Inc.	2,454	90,234
		14,550,434
INFORMATION TECHNOLOGY (19.8%)
Adobe Systems, Inc. *	2,623	107,858
Advanced Micro Devices, Inc. *	2,216	45,096
Affiliated Computer Services, Inc., Class A *	519	25,348
Agilent Technologies, Inc. *	1,846	64,333
Altera Corp. * (a)	1,753	34,499
Analog Devices, Inc.	1,639	53,874
Apple Computer, Inc. *	26,140	2,217,718
Applied Materials, Inc.	6,315	116,512
Autodesk, Inc. *	17,192	695,588
Automatic Data Processing, Inc.	2,555	125,834
Avaya, Inc. *	1,982	27,708
BMC Software, Inc. *	920	29,624
Broadcom Corp. *	2,089	67,496
CA, Inc.	2,064	46,750
Cisco Systems, Inc. *	82,912	2,265,984
Citrix Systems, Inc. *	799	21,613
Cognizant Technology Solutions Corp. *	640	49,382
Computer Sciences Corp. *	749	39,974
Compuware Corp. *	1,955	16,285
Comverse Technology, Inc. *	957	20,202
Convergys Corp. *	753	17,906
Corning, Inc. *	23,287	435,700
Dell, Inc. *	10,322	258,979
eBay, Inc. *	5,309	159,642
Electronic Arts, Inc. *	1,366	68,792
Electronic Data Systems Corp.	2,402	66,175
EMC Corp. *	10,398	137,254
First Data Corp.	3,481	88,835
Fiserv, Inc. *	792	41,517
Google, Inc., Class A * (a)	5,654	2,603,553
Hewlett-Packard Co.	77,821	3,205,446
IAC/InterActiveCorp. *	4,500	167,220

Intel Corp.	98,201	1,988,570
International Business Machines Corp.	6,898	670,141
Intuit, Inc. *	1,540	46,985
Jabil Circuit, Inc.	828	20,327
Juniper Networks, Inc. *	2,600	49,244
KLA-Tencor Corp.	870	43,283
Lexmark International Group, Inc., Class A *	455	33,306
Linear Technology Corp. (a)	1,422	43,115
LSI Logic Corp. *	1,928	17,352
Marvell Technology Group Ltd. * (a)	59,700	1,145,643
Maxim Integrated Products, Inc.	1,467	44,920
Micron Technology, Inc. *	3,271	45,663
Microsoft Corp.	110,934	3,312,488
Molex, Inc.	676	21,382
Motorola, Inc.	73,436	1,509,844
National Semiconductor Corp.	1,354	30,736
NCR Corp. *	866	37,030
Network Appliance, Inc. *	1,711	67,208
Novell, Inc. *	1,479	9,170
Novellus Systems, Inc. *	611	21,031
NVIDIA Corp. *	1,624	60,104
Oracle Corp. *	18,337	314,296
Parametric Technology Corp. *	591	10,650
Paychex, Inc.	1,522	60,180
PerkinElmer, Inc.	646	14,361
PMC-Sierra, Inc. *	938	6,294
QLogic Corp. *	858	18,807
QUALCOMM, Inc.	37,898	1,432,165
Sabre Holdings Corp.	659	21,016
SanDisk Corp. *	1,024	44,063
Sanmina-SCI Corp. *	2,573	8,877
Solectron Corp. *	4,540	14,619
Sun Microsystems, Inc. *	16,161	87,593
Symantec Corp. *	4,266	88,946
Symbol Technologies, Inc.	1,239	18,511
Tektronix, Inc. (a)	367	10,705
Tellabs, Inc. *	2,156	22,121
Teradyne, Inc. *	960	14,362
Texas Instruments, Inc.	31,958	920,390
Thermo Electron Corp. *	1,827	82,745
Unisys Corp. *	1,698	13,312
Verigy Ltd. *	0	0
VeriSign, Inc. *	1,200	28,860
Waters Corp. *	520	25,464
Xerox Corp. *	4,306	72,987
Xilinx, Inc.	1,575	37,501
Yahoo!, Inc. *	44,642	1,140,157
		27,049,221
MATERIALS (1.3%)
Air Products & Chemicals, Inc.	1,017	71,475
Alcoa, Inc.	3,993	119,830
Allegheny Technologies, Inc.	442	40,081
Ball Corp.	454	19,794
Bemis Co., Inc.	510	17,330
CONSOL Energy, Inc.	850	27,311
Dow Chemical Co. (The)	4,331	172,979
E.I. Du Pont De Nemours & Co.	4,152	202,243
Eastman Chemical Co.	317	18,801

Ecolab, Inc.	834	37,697
Freeport-McMoRan Copper & Gold, Inc., Class B	924	51,495
Hercules, Inc. *	640	12,358
Hess Corp.	1,228	60,872
International Flavors & Fragrances, Inc. (a)	329	16,174
International Paper Co.	2,127	72,531
MeadWestvaco Corp.	824	24,769
Monsanto Co.	2,496	131,115
Newmont Mining Corp.	2,124	95,899
Nucor Corp. (a)	1,388	75,868
Pactiv Corp. *	651	23,234
Phelps Dodge Corp.	888	106,311
PPG Industries, Inc. (a)	733	47,066
Praxair, Inc.	1,476	87,571
Rohm & Haas Co.	684	34,966
Sealed Air Corp.	367	23,826
Sigma-Aldrich Corp.	336	26,114
Temple-Inland, Inc.	522	24,028
United States Steel Corp.	589	43,079
Vulcan Materials Co.	378	33,971
Weyerhaeuser Co.	1,063	75,101
		1,793,889
TELECOMMUNICATION SERVICES (3.2%)
ADC Telecommunications, Inc. * (a)	552	8,021
Alltel Corp.	1,728	104,509
AT&T, Inc.	83,619	2,989,380
BellSouth Corp.	8,202	386,396
CenturyTel, Inc.	561	24,493
Ciena Corp. * (a)	405	11,223
Citizens Communications Co.	1,498	21,526
Embarq Corp.	690	36,266
JDS Uniphase Corp. * (a)	970	16,160
Qwest Communications International, Inc. *	7,218	60,415
Sprint FON Group (a)	13,163	248,649
Verizon Communications, Inc.	13,129	488,924
Windstream Corp. (a)	2,218	31,540
		4,427,502
UTILITIES (1.5%)
AES Corp. (The) *	3,137	69,139
Allegheny Energy, Inc. *	739	33,927
Ameren Corp.	880	47,282
American Electric Power Co., Inc.	1,837	78,219
CenterPoint Energy, Inc.	1,541	25,550
CMS Energy Corp. * (a)	1,062	17,735
Consolidated Edison, Inc.	1,102	52,973
Constellation Energy Group, Inc.	814	56,060
Dominion Resources, Inc.	1,659	139,092
DTE Energy Co.	823	39,841
Dynegy, Inc. *	1,601	11,591
Edison International (a)	1,475	67,083
El Paso Corp.	3,209	49,034
Entergy Corp.	922	85,119
Exelon Corp.	3,050	188,766
FirstEnergy Corp.	1,474	88,750
FPL Group, Inc.	1,952	106,228
KeySpan Corp.	758	31,214
Kinder Morgan, Inc.	523	55,307
Nicor, Inc.	194	9,079

NiSource, Inc.	1,354	32,631
Peoples Energy Corp.	113	5,036
PG&E Corp. (a)	1,616	76,485
Pinnacle West Capital Corp.	409	20,712
PPL Corp.	1,760	63,078
Progress Energy, Inc. (a)	1,125	55,215
Public Service Enterprise Group, Inc.	1,111	73,748
Sempra Energy	1,193	66,772
Southern Co.	3,463	127,647
TECO Energy, Inc.	1,053	18,143
TXU Corp.	2,096	113,625
Williams Cos., Inc. (The)	2,758	72,039
Xcel Energy, Inc.	1,962	45,244
		2,022,364
Total Common Stocks (Cost $105,293,006)		134,921,931

	PRINCIPAL
	AMOUNT

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Bills, 4.95%, 2/22/07, **	$85,000	84,417

Total United States Government & Agency Obligations (Cost $84,225)		84,417

REPURCHASE AGREEMENT (1.2%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $1,599,477 Collateralized by $3,650,000 U.S.Treasury Strips, 0.00%, Due 2/15/23 (Value $1,651,041)	1,598,527	1,598,527

Total Repurchase Agreement (Cost $1,598,527)		1,598,527

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (2.1%)

Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $2,894,568 Collateralized by $6,590,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $2,980,921)	2,892,903	2,892,903

Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $2,892,903)		2,892,903

Total Investments (Cost $109,868,661) – 102.1%		$139,497,778

Percentages indicated are based on net assets of $136,654,501.

* Denotes non-income producing security.

** Serves as collateral for futures contracts.

(a) All or part of this security has been loaned as of December 31, 2006.

ADR - American Depositary Receipt

FUTURES CONTRACTS

	NUMBER OF CONTRACTS	VALUE
E-mini S&P 500 Index, expiring March 16, 2007 (notional amount $643,040)	9	$642,780

See Notes to Statements of Investments.

RSI Retirement Trust

Value Equity Fund

Statement of Investments

December 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.8%)
CONSUMER DISCRETIONARY (9.5%)
Black & Decker Corp. (The)	3,000	$239,910
Brunswick Corp.	10,400	331,760
CBRL Group, Inc.	5,600	250,656
CBS Corp., Class B	14,200	442,756
Dow Jones & Co., Inc. (a)	13,200	501,600
Family Dollar Stores, Inc.	9,800	287,434
Foot Locker, Inc.	26,400	578,952
Gannett Co., Inc.	6,600	399,036
Gap, Inc. (The)	46,000	897,000
H&R Block, Inc.	16,500	380,160
Hasbro, Inc. (a)	11,100	302,475
Home Depot, Inc. (The)	24,400	979,904
Idearc, Inc. *	2,150	61,598
Leggett & Platt, Inc. (a)	11,400	272,460
Limited Brands, Inc.	10,000	289,400
Mattel, Inc.	14,800	335,368
McDonald’s Corp.	18,900	837,837
Polaris Industries, Inc. (a)	9,400	440,202
Ruby Tuesday, Inc. (a)	10,400	285,376
Ryland Group, Inc. (The) (a)	5,600	305,872
ServiceMaster Co. (The) *	26,000	340,860
Sherwin-Williams Co.	4,600	292,468
Time Warner, Inc. (a)	52,100	1,134,738
V.F. Corp.	4,200	344,736
		10,532,558
CONSUMER STAPLES (6.7%)
Altria Group, Inc.	2,600	223,132
Coca-Cola Co. (The)	15,100	728,575
Coca-Cola Enterprises, Inc. (a)	21,300	434,946
ConAgra Foods, Inc.	13,800	372,600
General Mills, Inc.	5,500	316,800
Hershey Foods Corp. (a)	13,800	687,240
Kimberly-Clark Corp.	10,600	720,270
Kraft Foods, Inc.	10,200	364,140
Kroger Co. (The)	16,800	387,576
Molson Coors Brewing Co., Class B	12,100	924,924
Pepsi Bottling Group, Inc. (The)	6,700	207,097
Plum Creek Timber Co., Inc.	7,200	286,920
Procter & Gamble Co.	18,000	1,156,860
Safeway, Inc. (a)	12,400	428,544
SUPERVALU, Inc.	5,300	189,475
		7,429,099
ENERGY (11.8%)
Anadarko Petroleum Corp.	4,600	200,192
Chevron Corp.	39,500	2,904,435
ConocoPhillips (a)	23,100	1,662,045

Devon Energy Corp.	9,100	610,428
ExxonMobil Corp.	63,300	4,850,679
Marathon Oil Corp.	12,700	1,174,750
Occidental Petroleum Corp.	13,300	649,439
OGE Energy Corp.	4,500	180,000
Patterson-UTI Energy, Inc.	9,900	229,977
Sunoco, Inc.	5,100	318,036
Valero Energy Corp. (a)	3,400	173,944
		12,953,925
FINANCIALS (34.1%)
A.G. Edwards, Inc.	9,200	582,268
Allstate Corp. (The)	12,800	833,408
American Home Mortgage Investment Corp.	7,400	259,888
American International Group, Inc.	20,800	1,490,528
AmeriCredit Corp. *	10,100	254,217
Annaly Mortgage Management Inc. – REIT (a)	37,800	525,798
Assurant, Inc.	5,800	320,450
Astoria Financial Corp.	12,100	364,936
Bank of America Corp. (a)	55,700	2,973,823
BB&T Corp.	13,100	575,483
Bear Stearns Cos., Inc.	2,400	390,672
Chubb Corp.	10,400	550,264
CIT Group, Inc.	6,800	379,236
Citigroup, Inc. (a)	60,500	3,369,850
Cullen/Frost Bankers, Inc.	6,200	346,084
Federated Investors, Inc.	18,100	611,418
First Horizon National Corp.	9,800	409,444
Freddie Mac	3,600	244,440
Genworth Financial, Inc., Class A	12,400	424,204
Goldman Sachs Group, Inc. (The)	3,400	677,790
Hartford Financial Services Group, Inc.	6,800	634,508
Hospitality Properties Trust - REIT	5,800	275,674
Huntington Bancshares, Inc.	41,000	973,750
J.P. Morgan Chase & Co.	45,600	2,202,480
KeyCorp	10,900	414,527
Lehman Brothers Holdings, Inc.	2,400	187,488
Lincoln National Corp. (a)	7,900	524,560
MBIA, Inc.	16,000	1,168,960
Mercury General Corp.	6,300	332,199
Merrill Lynch & Co., Inc.	11,100	1,033,410
MGIC Investment Corp.	8,700	544,098
Morgan Stanley	13,700	1,115,591
National City Corp.	14,500	530,120
New York Community Bancorp, Inc.	34,500	555,450
Northern Trust Corp.	11,900	722,211
PMI Group, Inc. (The) (a)	6,700	316,039
Principal Financial Group, Inc.	6,900	405,030
Prudential Financial, Inc.	8,400	721,224
Reinsurance Group of America, Inc.	4,700	261,790
SAFECO Corp.	5,300	331,515
South Financial Group, Inc.	17,100	454,689
St. Paul Travelers Cos., Inc. (The)	14,700	789,243
SunTrust Banks, Inc.	14,600	1,232,970
Torchmark Corp.	5,000	318,800
U.S. Bancorp	40,400	1,462,076
UnumProvident Corp.	9,700	201,566
Wachovia Corp.	26,200	1,492,090
Washington Mutual, Inc.	36,100	1,642,189

Wells Fargo & Co.	16,800	597,408
Wilmington Trust Corp.	12,300	518,691
		37,544,547
HEALTH CARE (5.9%)
Abbott Laboratories	6,900	336,099
Eli Lilly & Co.	10,700	557,470
Johnson & Johnson	10,600	699,812
Merck & Co., Inc.	19,600	854,560
Pfizer, Inc.	107,100	2,773,890
Wyeth	26,400	1,344,288
		6,566,119
INDUSTRIALS (10.4%)
3M Co.	8,600	670,198
Avery Dennison Corp.	5,800	393,994
Caterpillar, Inc.	7,200	441,576
CSX Corp.	9,100	313,313
Deere & Co.	6,000	570,420
Eaton Corp.	4,900	368,186
General Electric Co.	56,000	2,083,760
Goodrich Corp.	14,800	674,140
Honeywell International, Inc.	12,100	547,404
J.B. Hunt Transport Services, Inc.	11,100	230,547
Lockheed Martin Corp.	2,900	267,003
Northrop Grumman Corp.	18,600	1,259,220
Parker-Hannifin Corp.	2,500	192,200
Pentair, Inc.	13,300	417,620
R.R. Donnelley & Sons Co. (a)	29,400	1,044,876
Raytheon Co.	5,800	306,240
RPM International, Inc. (a)	31,400	655,946
Sonoco Products Co.	7,800	296,868
Teleflex, Inc.	4,300	277,608
United Parcel Service, Inc.	6,900	517,362
		11,528,481
INFORMATION TECHNOLOGY (3.9%)
Analog Devices, Inc.	11,400	374,718
Applied Materials, Inc.	11,900	219,555
Computer Sciences Corp. *	6,600	352,242
Intel Corp.	43,600	882,900
International Business Machines Corp.	4,200	408,030
Lexmark International Group, Inc., Class A *	4,000	292,800
Linear Technology Corp. (a)	11,000	333,520
Motorola, Inc.	17,200	353,632
Nokia Corp. - ADR	39,900	810,768
Novellus Systems, Inc. *	9,000	309,780
		4,337,945
MATERIALS (6.3%)
Bowater, Inc. (a)	17,500	393,750
Chemtura Corp.	26,100	251,343
Dow Chemical Co. (The)	34,000	1,357,960
Hess Corp.	6,300	312,291
International Flavors & Fragrances, Inc. (a)	2,600	127,816
International Paper Co.	17,200	586,520
Lubrizol Corp. (The)	7,300	365,949
Lyondell Chemical Co.	10,300	263,371
MeadWestvaco Corp.	25,000	751,500
Nucor Corp. (a)	7,200	393,552
Packaging Corp. of America	15,100	333,710

PPG Industries, Inc. (a)	5,100	327,471
Rohm & Haas Co.	6,200	316,944
Steel Dynamics, Inc.	9,200	298,540
Timken Co. (The)	8,200	239,276
United States Steel Corp.	5,300	387,642
Valspar Corp. (The) (a)	10,400	287,456
		6,995,091
TELECOMMUNICATION SERVICES (4.7%)
Alltel Corp.	5,200	314,496
AT&T, Inc.	53,800	1,923,350
BellSouth Corp.	4,100	193,151
Citizens Communications Co.	33,900	487,143
Verizon Communications, Inc.	52,000	1,936,480
Windstream Corp. (a)	25,500	362,610
		5,217,230
UTILITIES (5.5%)
Alliant Energy Corp.	7,500	283,275
American Electric Power Co., Inc.	10,100	430,058
Aqua America, Inc. (a)	17,500	398,650
CenterPoint Energy, Inc.	18,600	308,388
Consolidated Edison, Inc.	3,700	177,859
Dominion Resources, Inc.	4,300	360,512
DTE Energy Co.	7,200	348,552
FirstEnergy Corp.	8,800	529,848
NiSource, Inc.	23,500	566,350
Pepco Holdings, Inc.	11,700	304,317
PG&E Corp. (a)	9,200	435,436
Pinnacle West Capital Corp.	6,200	313,968
Puget Energy, Inc.	11,500	291,640
Scana Corp.	4,300	174,666
TECO Energy, Inc.	29,800	513,454
TXU Corp.	4,300	233,103
Xcel Energy, Inc.	15,300	352,818
		6,022,894
Total Common Stocks (Cost $103,633,509)		109,127,889

	PRINCIPAL
	AMOUNT

REPURCHASE AGREEMENT (1.0%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $1,130,465 Collateralized by $2,795,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $1,264,290)	$1,129,815	1,129,815

Total Repurchase Agreement (Cost $1,129,815)		1,129,815

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (4.3%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $4,717,864 Collateralized by $10,735,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $4,855,890)	4,715,150	4,715,150

Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $4,715,150)	4,715,150

Total Investments (Cost $109,478,474) - 104.1%	$114,972,854

Percentages indicated are based on net assets of $110,402,230.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2006.

ADR - American Depositary Receipt

See Notes to Statements of Investments.

RSI Retirement Trust

Emerging Growth Equity Fund

Statement of Investments

December 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.1%)
CONSUMER DISCRETIONARY (16.9%)
Acco Brands Corp. *	10,600	$280,582
Administaff, Inc.	12,850	549,595
Bluegreen Corp. *	9,000	115,470
Cato Corp. (The)	18,850	431,854
Central Garden & Pet Co. * (a)	7,000	338,940
Charming Shoppes, Inc. * (a)	37,250	503,993
Courier Corp.	7,320	285,260
Dillard’s, Inc., Class A (a)	14,700	514,059
Domino’s Pizza, Inc. (a)	9,900	277,200
Guess?, Inc. * (a)	7,700	488,411
Guitar Center, Inc. *	3,300	150,018
Hibbet Sporting Goods, Inc. * (a)	4,200	128,226
Interface, Inc. * (a)	31,500	447,930
Interline Brands, Inc. *	13,200	296,604
International Speedway Corp., Class A (a)	6,480	330,739
Jack in the Box, Inc. *	9,800	598,192
Journal Communications, Inc.	22,500	283,725
Kimball International, Inc., Class B	14,200	345,060
Maidenform Brands, Inc. *	9,500	172,140
Meredith Corp.	7,780	438,403
Navigant Consulting, Inc. *	15,100	298,376
Pantry, Inc. (The) * (a)	3,550	166,282
Payless ShoeSource, Inc. *	14,100	462,762
Phillips-Van Heusen Corp. (a)	8,200	411,394
RC2 Corp. *	4,900	215,600
Ritchie Bros. Auctioneers, Inc.	5,870	314,280
Ruby Tuesday, Inc. (a)	10,060	276,046
Sotheby’s Holdings, Inc.	8,750	271,425
Steak n Shake Co. (The) *	19,470	342,672
Stride Rite Corp. (The)	16,390	247,161
Viad Corp.	6,400	259,840
Wolverine World Wide, Inc.	7,600	216,752
		10,458,991
CONSUMER STAPLES (0.9%)
National Beverage Corp.	800	11,224
Prestige Brands Holdings, Inc. * (a)	16,570	215,741
Spartan Stores, Inc.	8,800	184,184
Tootsie Roll Industries, Inc. (a)	4,944	161,669
		572,818
ENERGY (6.5%)
Berry Petroleum Co., Class A	10,500	325,605
Bristow Group, Inc. * (a)	3,290	118,736
Cal Dive International, Inc. *	9,500	119,225
CARBO Ceramics, Inc. (a)	7,500	280,275
Comstock Resources, Inc. * (a)	4,100	127,346
Grey Wolf, Inc. *	36,600	251,076

Holly Corp.	10,700	549,980
Hydril Co. *	3,200	240,608
Parker Drilling Co. *	23,350	190,770
Pioneer Drilling Co. * (a)	13,000	172,640
St. Mary Land & Exploration Co.	4,350	160,254
Swift Energy Co. *	5,100	228,531
TETRA Technologies, Inc. * (a)	22,600	578,108
Union Drilling, Inc. *	8,200	115,456
W&T Offshore, Inc.	9,750	299,520
W-H Energy Services, Inc. *	5,500	267,795
		4,025,925
FINANCIALS (17.4%)
American Equity Investment Life Holding Co. (a)	11,100	144,633
American Home Mortgage Investment Corp.	6,600	231,792
Amerisafe, Inc. *	14,900	230,354
Boston Private Financial Holdings, Inc. (a)	7,360	207,626
Cash America International, Inc.	7,900	370,510
Corus Bankshares, Inc. (a)	16,360	377,425
Delphi Financial Group, Inc., Class A	4,900	198,254
Equity Inns, Inc. (a)	16,250	259,350
EZCORP, Inc., Class A *	40,350	655,687
FelCor Lodging Trust, Inc. (a)	8,900	194,376
Financial Federal Corp.	11,760	345,862
First Niagara Financial Group, Inc.	16,750	248,905
First Regional Bancorp * (a)	6,300	214,767
Hancock Holding Co.	6,700	354,028
Harleysville Group, Inc.	7,600	264,632
Hilb Rogal & Hobbs Co.	6,220	261,986
InnKeepers USA Trust	12,750	197,625
ITLA Capital Corp. (a)	2,900	170,984
Jones Lang LaSalle, Inc. (a)	3,800	350,246
KKR Financial Corp.	9,700	259,863
LaSalle Hotel Properties (a)	4,000	183,400
LTC Properties, Inc.	8,750	238,963
National Financial Partners Corp.	5,000	219,850
National Retail Properties, Inc. (a)	9,600	220,320
Nationwide Health Properties, Inc.	8,200	247,804
Newcastle Investment Corp. (a)	6,400	200,448
NGP Capital Resources Co. (a)	12,000	201,000
Resource Capital Corp.	10,200	172,890
Safety Insurance Group, Inc.	10,150	514,706
Selective Insurance Group, Inc. (a)	1,800	103,122
Southwest Bancorp, Inc. (a)	7,400	206,164
Sterling Financial Corp.	750	25,358
SVB Financial Group *	4,700	219,114
Taubman Centers, Inc. (a)	4,300	218,698
Texas Capital Bancshares, Inc. *	10,900	216,692
The Bancorp, Inc. * (a)	7,300	216,080
TierOne Corp.	8,350	263,944
Umpqua Holdings Corp.	7,500	220,725
W.P. Stewart & Co., Ltd. (a)	11,600	183,744
Wilshire Bancorp, Inc.	12,800	242,816
Wintrust Financial Corp.	10,780	517,655
Zenith National Insurance Corp.	8,070	378,564
		10,750,962
HEALTH CARE (13.3%)
Adams Respiratory Therapeutics, Inc. * (a)	4,500	183,645
Alpharma, Inc., Class A (a)	13,250	319,325

Amedisys, Inc. * (a)	8,000	262,960
American Oriental Bioengineering, Inc. * (a)	29,700	346,599
AMERIGROUP Corp. *	7,000	251,230
Computer Programs & Systems, Inc. (a)	7,100	241,329
Cubist Pharmaceuticals, Inc.* * (a)	14,600	264,406
Haemonetics Corp. * (a)	5,800	261,116
Healthcare Services Group, Inc. (a)	4,600	133,216
HealthSpring, Inc. *	6,900	140,415
ICU Medical, Inc. * (a)	4,150	168,822
K-V Pharmaceutical Co., Class A * (a)	16,870	401,169
Kensey Nash Corp. *	4,200	133,560
LCA-Vision, Inc. (a)	4,400	151,184
LifeCell Corp. * (a)	11,700	282,438
Molina Healthcare, Inc. * (a)	6,600	214,566
NBTY, Inc. *	8,900	369,973
Omrix Biopharmaceuticals, Inc. *	5,150	155,839
OSI Pharmaceuticals, Inc. * (a)	6,700	234,366
Owens & Minor, Inc. (a)	3,500	109,445
Perrigo Co. (a)	11,200	193,760
Respironics, Inc. *	2,250	84,938
Rockwood Holdings, Inc. *	12,700	320,802
STERIS Corp.	12,770	321,421
Techne Corp. * (a)	12,520	694,233
The Advisory Board Co. *	2,000	107,080
The Medicines Co. *	7,500	237,900
ViroPharma, Inc. *	23,000	336,720
Vital Signs, Inc.	3,400	169,728
WellCare Health Plans, Inc. *	8,100	558,090
Young Innovations, Inc. (a)	10,300	342,990
Zoll Medical Corp. *	3,300	192,192
		8,185,457
INDUSTRIALS (19.4%)
Acuity Brands, Inc.	5,600	291,424
Alaska Air Group, Inc. * (a)	7,000	276,500
Bucyrus Intl., Inc. Class A (a)	11,900	615,943
CBIZ, Inc. *	23,300	162,401
Celadon Group, Inc. * (a)	24,637	412,670
Chaparral Steel Co.	5,600	247,912
CLARCOR, Inc. (a)	9,860	333,367
Clean Harbors, Inc. *	6,650	321,927
Comfort Systems USA, Inc.	22,700	286,928
Drew Industries, Inc. * (a)	8,400	218,484
Ennis, Inc. (a)	10,350	253,161
Forward Air Corp.	8,950	258,924
FreightCar America, Inc.	9,800	543,409
Genlyte Group, Inc. *	3,200	249,952
GrafTech International Ltd. *	41,200	285,104
Griffon Corp. *	4,900	124,950
H&E Equipment Services, Inc. * (a)	5,600	138,712
Heartland Express, Inc.	19,426	291,779
Hub Group, Inc., Class A *	13,300	366,415
IDEX Corp.	11,100	526,250
Insteel Industries, Inc.	12,000	213,480
John H. Harland Co.	6,150	308,730
Kennametal, Inc. (a)	7,300	429,605
Korn/Ferry International *	13,300	305,368
Lamson & Sessions Co. * (a)	13,350	323,871
Landauer, Inc.	6,150	322,691

Landstar System, Inc.	9,450	360,801
Lennox International, Inc.	7,300	223,453
Middleby Corp. (The) *	4,500	471,014
MSC Industrial Direct Co., Inc., Class A (a)	16,150	632,272
MWI Veterinary Supply, Inc. * (a)	4,800	155,040
NCI Building Systems, Inc. * (a)	2,000	103,500
PW Eagle, Inc. (a)	4,300	148,350
Regal-Beloit Corp. (a)	5,010	263,075
Rollins, Inc.	20,000	442,200
Rush Enterprises, Inc., Class A * (a)	7,000	118,440
Steelcase, Inc., Class A	8,900	161,624
Stericycle, Inc. * (a)	2,090	157,795
Waste Connections, Inc. * (a)	7,110	295,421
Watson Wyatt Worldwide, Inc.	6,820	307,923
		11,950,865
INFORMATION TECHNOLOGY (14.2%)
Amkor Technology, Inc. *	21,050	196,607
Andrew Corp. * (a)	21,300	217,899
Anixter International, Inc. * (a)	4,150	225,345
Argon ST, Inc. * (a)	12,000	258,480
Aspen Technology, Inc. * (a)	16,600	182,932
Atmel Corp. * (a)	47,100	284,955
Avocent Corp. *	7,963	269,548
BearingPoint, Inc. *	25,875	203,636
Benchmark Electronics, Inc. * (a)	8,350	203,406
CommScope, Inc. *	12,800	390,144
CTS Corp. (a)	15,300	240,210
Eagle Test Systems, Inc. *	6,900	100,602
Extreme Networks, Inc. *	45,700	191,483
FactSet Research Systems, Inc.	2,920	164,922
FTD Group, Inc. *	6,800	121,652
IKON Office Solutions, Inc.	15,000	245,550
Imation Corp.	5,150	239,115
j2 Global Communications, Inc. * (a)	16,700	455,074
Komag, Inc. * (a)	10,000	378,800
LoJack Corp. * (a)	9,990	170,629
McDATA Corp. *	43,050	238,928
Methode Electronics, Inc., Class A (a)	14,140	153,136
Microstrategy Inc. *	1,500	171,015
MPS Group, Inc. * (a)	13,900	197,102
Nam Tai Electronics, Inc.	10,900	165,571
Ness Technologies, Inc. *	13,500	192,510
ON Semiconductor Corp. * (a)	47,100	356,547
Online Resources & Communications Corp. *	10,600	108,226
Plexus Corp. *	11,900	284,172
ScanSource, Inc. * (a)	10,640	323,456
SPSS, Inc. *	14,800	445,036
Sybase, Inc. *	17,750	438,425
TriQuint Semiconductor, Inc. *	44,400	199,800
United Online, Inc.	15,700	208,496
Varian Semiconductor Equipment Associates, Inc.	6,600	300,432
Zoran Corp. *	15,250	222,345
		8,746,186
MATERIALS (6.9%)
Actuant Corp., Class A (a)	7,900	376,435
AMCOL International Corp. (a)	9,210	255,485
Arch Chemicals, Inc.	10,350	344,759
Cabot Microelectronics Corp. * (a)	8,550	290,187

Commercial Metals Co.	12,400	319,920
Eagle Materials, Inc.	10,600	458,237
Gerdau Ameristeel Corp.	29,200	260,464
H.B. Fuller Co.	14,900	384,718
Hercules, Inc. *	16,000	308,960
Houston Wire & Cable Co. * (a)	10,100	211,090
Mercer International, Inc. * (a)	14,100	167,367
RBC Bearings, Inc. *	7,400	212,084
Reliance Steel & Aluminum Co.	3,336	131,372
Spartech Corp.	13,830	362,623
Westlake Chemical Corp.	5,000	156,900
		4,240,601
TELECOMMUNICATION SERVICES (1.3%)
Cincinnati Bell, Inc. *	46,150	210,906
CT Communications, Inc.	6,400	146,688
InterDigital Communications Corp.*	6,800	228,140
RCN Corp. * (a)	6,200	186,930
TALX Corp.*	600	16,470
		789,134
UTILITIES (1.3%)
ALLETE, Inc. (a)	3,900	181,506
Avista Corp.	8,100	205,011
Energen Corp.	9,250	434,195
		820,712
Total Common Stocks (Cost $49,015,491)		60,541,651

	PRINCIPAL
	AMOUNT

REPURCHASE AGREEMENT (1.9%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $1,191,846 Collateralized by $2,720,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $503,365)	$1,191,160	1,191,160

Total Repurchase Agreement (Cost $1,191,160)		1,191,160

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (17.4%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $10,771,823 Collateralized by $24,500,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $11,082,330)	10,765,627	10,765,627

Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $10,765,627)		10,765,627

Total Investments (Cost $60,972,278) - 117.4%		$72,498,438

Percentages indicated are based on net assets of $61,740,050.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2006.

See Notes to Statements of Investments.

RSI Retirement Trust

International Equity Fund

Statement of Investments

December 31, 2006

(Unaudited)

	SHARES	VALUE
COMMON & PREFERRED STOCKS (93.7%)
AUSTRALIA (2.4%)
Austereo Group Ltd.	8,935	$15,018
BHP Billiton Ltd.	21,096	421,164
Brambles Ltd. *	8,096	81,965
CSL Ltd.	2,642	136,283
John Fairfax Holdings Ltd.	3,979	15,165
Macquarie Airports	151,604	430,669
Newcrest Mining Ltd.	21,715	451,515
Publishing and Broadcasting Ltd.	1,007	16,965
Rio Tinto Ltd.	6,114	358,464
Southern Cross Broadcasting Ltd.	1,342	16,922
Ten Network Holdings Ltd.	5,903	15,325
		1,959,455
AUSTRIA (3.7%)
Aud Prime Television Ltd.	5,312	15,509
CA Immobilien International AG *	7,539	157,222
Erste Bank der Oesterreichischen	6,795	521,085
Sparkassen AG
Flughafen Wien AG	1,490	146,319
Immofinanz Immobilien Anlagen AG *	19,008	270,959
OMV AG	12,000	680,913
Raiffeisen International Bank Holding AG	4,223	643,847
Telekom Austria AG	9,048	242,433
Wiener Staedtische Allgemeine	2,154	151,252
Versicherung AG
Wienerberger AG	3,806	226,061
		3,055,600
BELGIUM (1.7%)
Almancora Comm. VA	1,241	176,904
Fortis	6,513	277,840
KBC Groep NV	7,641	936,934
		1,391,678
BRAZIL (0.1%)
Medial Saude SA - ADR *	3,626	41,100
SANTOS-BRASIL SA - GDR *	2,305	29,133
		70,233
CANADA (0.9%)
Bema Gold Corp. *	8,909	46,612
Eldorado Gold Corp. *	14,207	76,890
Ivanhoe Mines Ltd. *	29,967	295,583
Potash Corp. of Saskatchewan, Inc.	2,246	321,711
		740,796
CHINA (1.0%)
Beijing Capital International Airport Co. Ltd.	293,086	229,489
China Merchants Holdings International Co. Ltd.	61,410	251,871
GOME Electrical Appliances Holdings Ltd.	170,000	133,330

Weiqiao Textile Co. Ltd., Class H	59,371	79,999
Wumart Stores, Inc. *	123,576	109,313
		804,002
CZECH REPUBLIC (1.3%)
Komercni Banka As - GDR	21,371	1,051,390

DENMARK (0.7%)
Alk-Abello A/S, Class B	525	131,066
Bryggerigruppen A/S	1,384	181,335
Novo Nordisk A/S, Class B	2,641	220,009
Rockwook International A/S, Class B	36	5,571
Vestas Wind Systems A/S *	1,273	53,813
		591,794
FINLAND (2.4%)
Atria Group Plc	1,519	36,670
Elisa Oyj	1,515	41,493
Fortum Oyj	18,425	524,323
HK Ruokatalo Oyj, Class A	5,043	96,516
Nokia Oyj, Class A	19,219	392,685
Outokumpu Technology *	2,787	83,504
Rakentajain Konevuokraamo Oyj, Class B	1,625	40,538
Ramirent Oyj	3,609	213,406
Sampo Oyj, Class A	5,972	159,857
SanomaWSOY Oyj, Class B	2,822	79,524
Stockmann Oyj Abp, Class B	1,540	74,151
Wartsila Corp., Class B	915	49,287
YIT Oyj	7,478	206,782
		1,998,736
FRANCE (10.4%)
Accor SA	601	46,565
Aeroports de Paris *	1,154	89,867
Atos Origin SA *	1,028	60,964
BNP Paribas SA	2,652	289,307
Bouygues SA	3,561	228,570
Compagnie de Saint-Gobain	2,130	178,945
EDF Energies Nouvelles SA *	305	16,147
Electricite de France	5,070	369,394
Eurazeo	604	86,260
France Telecom SA	15,938	440,718
Gaz de France	1,022	47,011
Generale de Sante	1,792	73,323
Hermes International	459	57,403
JC Decaux SA	2,847	81,468
L’Air Liquide SA	2,668	633,519
LaFarge SA	5,599	832,870
Lagardere S.C.A.	855	68,840
LVMH Moet Hennessy Louis Vuitton SA	6,653	702,067
Natixis	2,091	58,731
Neuf Cegetel *	1,291	45,838
Pernod Ricard	2,077	477,011
Pinault-Printemps-Redoute SA	2,456	366,959
PSA Peugeot Citroen	899	59,567
Publicis Groupe	793	33,442
Remy Cointreau SA	653	42,233
Renault SA	973	116,868
Sanofi-Aventis SA	7,639	705,289

Societe Television Francaise	6,653	246,843
Suez SA	6,552	339,262
Total SA	16,602	1,197,549
Veolia Environnement	1,855	142,988
Vinci SA	1,168	149,232
Vivendi Universal SA	4,970	194,240
		8,479,290
GERMANY (9.3%)
Aareal Bank AG *	3,646	169,588
Adidas-Salomon AG	735	36,700
Bilfinger Berger AG	2,646	193,692
Commerzbank AG	19,754	749,611
Continental AG	475	55,304
DaimlerChrysler AG	5,662	350,723
Deutsche Bank AG	3,200	429,043
Deutsche Boerse AG	1,326	244,555
Deutsche Post AG	20,889	631,388
Deutsche Postbank AG	2,426	204,101
Deutsche Telecom AG	4,359	79,916
Deutsche Wohnen AG	2,315	148,715
DIC Asset AG	1,625	65,820
E.On AG	1,806	246,217
Fraport AG	14,532	1,041,906
Fresenius AG	2,320	464,532
Fresenius Medical Care AG	1,571	209,576
Henkel KGaA	1,762	228,381
Henkel KGaA, Preferred Shares	212	31,228
Hypo Real Estate Holding AG	2,374	149,372
IKB Deutsche Industriebank AG	3,158	122,005
IVG Immobilien AG	6,136	267,184
Karstadt Quelle AG * (a)	2,470	71,658
Landesbank Berlin Holding AG *	4,983	52,354
Man AG	420	38,090
Marseille-Kliniken AG	882	16,182
Merck KGaA	661	68,689
MTU Aero Engines Holding AG	2,095	96,091
Mvv Energie AG	1,234	42,478
Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,502	89,429
ProSiebenSat.1 Media AG, Preferred Shares	4,056	129,181
Puma AG	63	24,615
Rhoen-Klinikum AG	2,427	115,931
SAP AG	2,704	143,974
Siemens AG	5,455	544,326
SolarWorld AG	649	40,732
Symrise AG *	410	10,661
Wacker Chemie AG *	253	32,926
		7,636,874
GREECE (1.3%)
Athens Medical Center	4,145	27,355
Bank of Cyprus Ltd.	52,999	724,720
Hellenic Telecommunication	10,981	329,881
Organization SA *
		1,081,956
HONG KONG (1.6%)
Clear Media Ltd. *	42,000	51,301
Galaxy Entertainment Group Ltd. *	163,135	152,696
Hutchison Telecommunications International Ltd. *	103,540	260,923

Melco International Development Ltd.	177,835	421,625
Melco PBL Entertainment Ltd. - ADR * (a)	44	945
Shun Tak Holdings Ltd.	241,028	368,777
Texwinca Holdings Ltd.	85,747	59,423
		1,315,690
HUNGARY (2.4%)
Egis Rt.	461	63,527
Gedeon Richter Rt.	705	160,985
Matav Rt. *	81,211	451,655
OTP Bank Rt.	28,210	1,297,531
		1,973,698
INDONESIA (0.2%)
PT Indofood Sukses Makmur Tbk.	200,000	30,047
PT Semen Gresik (Persero) Tbk.	30,526	123,313
		153,360
IRELAND (0.2%)
Dragon Oil Plc *	38,449	130,221

ITALY (5.7%)
Assicurazioni Generali SpA	6,047	265,543
Autostrada Torino - Milano SpA	1,684	37,942
Banca Intesa SpA	16,707	129,002
Banca Intesa SpA, Non-Convertible Shares	68,677	501,279
Banca Italease	2,806	163,590
Banca Popolare dell’Emilia Romagna Scrl	2,718	66,728
Banca Popolare di Sondrio Scrl	1,882	36,069
Banca Popolare Italiana *	14,451	206,189
Banche Popolari Unite Scrl	3,747	102,969
Banco Popolare di Verona (a)	5,426	155,769
Banco Popolare di Verona e Novara Scrl	23,199	402,659
Beni Stabili SpA	24,419	38,967
Bulgari SpA	5,354	75,968
Buzzi Unicem SpA	11,892	337,942
Capitalia SpA	64,428	609,729
Cassa di Risparmio di Firenze SpA	73,485	247,333
Credito Emiliano SpA	15,328	216,882
ENI SpA	7,546	253,781
Finmeccanica SpA	3,225	87,390
Geox SpA	6,537	101,381
Luxottica Group SpA	1,839	56,508
Parmalat SpA *	13,067	56,226
Poltrona Frau SpA *	2,429	9,474
Sias SpA	1,676	24,931
Telecom Italia SpA	25,343	76,601
UniCredito Italiano SpA	46,043	403,529
		4,664,381
JAPAN (8.1%)
Acom Co. Ltd.	990	33,280
Aeon Credit Service Co. Ltd.	1,100	20,846
Aiful Corp.	1,100	30,969
Aisin Seiki Co. Ltd.	1,100	36,885
Bank of Fukuoka Ltd. (The)	5,000	36,474
Bank of Kyoto Ltd. (The)	2,754	25,691
Bank of Yokohama Ltd. (The)	7,999	62,653
Bosch Corp.	4,000	21,145
Canon, Inc.	4,350	244,936
Chiba Bank Ltd.	5,000	42,272

Credit Saison Co. Ltd.	1,000	34,457
Daihatsu Motor Co. Ltd.	4,000	40,373
Daikin Industries Ltd.	2,300	80,024
Daiwa Securities Group, Inc.	2,802	31,437
Denso Corp.	2,100	83,301
Dentsu, Inc.	22	64,526
East Japan Railway Co.	15	100,218
Eisai Co. Ltd.	1,300	71,451
Exedy Corp.	1,000	30,843
Fanuc Ltd.	700	68,947
Fuji Television Network, Inc.	16	36,575
Fujitsu Ltd.	4,000	31,398
Gunma Bank Ltd. (The)	5,000	30,045
Honda Motor Co. Ltd.	6,600	260,694
Hoya Corp.	2,900	113,085
Ibiden Co. Ltd.	700	35,297
Itochu Corp.	4,000	32,843
Japan Tobacco, Inc.	34	164,300
JS Group Corp.	1,632	34,357
JSR Corp.	1,136	29,405
Keyence Corp.	110	27,262
Koito Manufacturing Co. Ltd.	4,000	60,274
Kubota Corp.	6,567	60,819
Kyocera Corp.	800	75,435
Makita Corp.	1,245	38,190
Matsushita Electric Industrial Co. Ltd.	20,002	399,233
Mitsubishi Electric Corp.	4,000	36,507
Mitsubishi Tokyo Financial Group, Inc.	38	469,451
Mitsubishi UFJ Securities Co. Ltd.	3,000	33,331
Mitsui Fudosan Co. Ltd.	3,901	95,238
Mitsui Mining & Smelting Co.	5,418	27,138
Mizuho Financial Group, Inc.	47	335,743
NGK Spark Plug Co. Ltd.	1,000	18,825
NHK Spring Co. Ltd.	2,820	29,648
Nintendo Co. Ltd.	300	77,906
Nippon Electric Glass Co. Ltd.	1,000	21,010
Nippon Telegraph & Telephone Corp.	14	68,947
Nissan Chemical Industries Ltd.	2,000	24,876
Nissan Motor Co. Ltd.	2,800	33,720
Nitto Denko Corp.	2,200	110,194
NOK Corp.	2,200	43,264
Nomura Holdings, Inc.	3,808	71,846
NSK Ltd.	5,000	49,290
NTT DoCoMo, Inc.	69	109,018
Orix Corp.	270	78,170
Promise Co. Ltd.	1,063	33,054
Resona Holdings, Inc.	9	24,582
Ricoh Co. Ltd.	7,000	142,953
Sapporo Hokuyo Holdings, Inc.	2	19,329
Sega Sammy Holdings, Inc.	1,600	43,163
Seven & I Holdings Co. Ltd.	1,540	47,886
Sharp Corp.	4,434	76,390
Shizuoka Bank Ltd. (The)	3,254	32,297
Sony Corp.	3,112	133,383
Stanley Electric Co. Ltd.	3,400	68,149
Sumitomo Chemical Co. Ltd.	14,000	108,597
Sumitomo Corp.	2,509	37,554
Sumitomo Electric Industries Ltd.	2,700	42,205

Sumitomo Metal Industries Ltd.	4,783	20,782
Sumitomo Mitsui Financial Group, Inc.	27	276,830
Sumitomo Trust & Banking Co. Ltd.	7,000	73,418
Suruga Bank Ltd.	2,000	24,775
Suzuki Motor Corp.	7,800	220,254
Takeda Pharmaceutical Co. Ltd.	1,100	75,528
Takefuji Corp.	1,050	41,562
Teijin Ltd.	5,000	30,801
Toppan Printing Co. Ltd.	3,000	33,129
Toray Industries, Inc.	5,000	37,482
Toyota Motor Corp.	6,700	448,207
Yamada Denki Co. Ltd.	1,300	110,345
Yamaha Motor Co. Ltd.	2,700	84,864
Yamato Holdings Co. Ltd.	1,179	18,132
Yokogawa Electric Corp.	2,700	42,818
		6,672,531
LUXEMBOURG (0.4%)
Canara Bank *	20,787	128,588
Millicom International Cellular SA *	3,626	223,507
		352,095
MALAYSIA (0.2%)
Mal Golden Hope Plantations Berhad	9,600	16,336
Mal Sime Darby Berhad	12,400	25,320
Steppe Cement Ltd. *	20,707	93,239
		134,895
MEXICO (1.2%)
CEMEX S.A. de C.V. - ADR	1,184	40,055
Consorcio, ARA S.A. de C.V.	7,452	50,738
Controladora Comercial Mexicana S.A. de C.V.	14,940	38,751
Corporacion Moctezuma, S.A. de C.V.	32,660	90,765
Desarolladora Homex S.A. de C.V. * (a)	518	30,598
Empresas ICA S.A.B. de C.V. *	11,079	41,873
Fomento Economico Mexicano S.A. de C.V. — ADR (a)	381	44,105
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. — ADR *	2,627	58,477
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B — ADR (a)	1,309	51,300
Grupo Aeroportuario del Sureste S.A. de C.V., Class B — ADR (a)	3,673	156,029
Grupo Financiero Banorte S.A. de C.V., Class O	48,283	188,928
Grupo Televisa S.A. de C.V. - ADR (a)	5,695	153,822
Urbi Desarrollos Urbanos S.A. de C.V. *	15,084	54,495
		999,936
NETHERLANDS (4.0%)
AmRest Holdings NV *	2,077	53,073
Draka Holding NV *	1,761	59,968
Euronext NV	1,418	167,511
Heineken NV	1,644	78,182
ING Groep NV	16,556	734,021
Koninklijke KPN NV	14,436	205,213
Koninklijke Numico NV	4,792	257,743
Koninklijke Philips Electronics NV	12,938	487,888
Plaza Centers NV *	15,118	57,862
Spazio Investment NV *	9,080	179,171
TPG NV	15,647	672,860
Unilever NV	11,818	322,893
Vedior NV	2,044	42,384
		3,318,769
NEW ZEALAND (0.1%)
Auckland International Airport Ltd.	45,737	70,546

NORWAY (1.3%)
Acta Holding ASA	14,219	75,293
Austevoll Seafood *	9,525	63,429
Cermaq ASA	2,397	35,001
DNB Holding ASA	13,686	194,354
Norsk Hydro ASA	8,133	252,525
Norwedian Property ASA *	2,232	23,280
Orkla ASA	1,915	108,471
Statoil ASA	4,509	119,562
Telenor ASA	10,902	205,112
Tomra Systems ASA	2,140	14,766
		1,091,793
PHILIPPINES (0.3%)
Ayala Corp.	8,438	101,600
Philippine Long Distance Telephone Co.	2,059	107,152
		208,752
POLAND (5.1%)
Agora SA	3,302	41,561
Bank BPH	1,271	406,077
Bank Millennium SA	49,134	134,700
Bank Pekao SA	11,533	902,389
Bank Zachodni WBK SA	6,079	471,663
Budimex SA *	2,930	75,778
CCC SA	4,959	85,503
Cersanit-Krasnystaw SA *	19,207	242,415
Globe Trade Centre SA *	4,965	68,828
Inter Cars SA *	2,808	42,218
PBG SA *	115	10,188
PKO Bank Polski SA	83,738	1,357,179
Polska Grupa Farmaceutyczna	758	20,780
Telekomunikacja Polska SA	31,384	265,691
ZM Duda SA *	9,888	45,520
		4,170,490
PORTUGAL (0.4%)
Electricidade de Portugal SA	13,532	68,586
Jeronimo Martins SGPS SA	6,018	135,034
Portugal Telecom SGPS SA	6,613	85,889
		289,509
REPUBLIC OF KOREA (0.7%)
Hyundai Motor Co. Ltd. *	851	61,708
Samsung Electronics Co. Ltd.	780	514,405
		576,113
RUSSIAN FEDERATION (3.9%)
Mining and Metallurgical Co. Norilsk Nickel — ADR (a)	1,624	254,968
Novatek OAO *	19,778	122,624
Novorossiysk Sea Trade Port *	114,613	4,894
OAO Gazprom - ADR (a)	9,745	448,270
OAO LUKOIL - ADR (a)	2,722	237,631
OAO Rosneft Oil Co. - GDR *	51,599	486,758
Polyus Gold - ADR *	4,675	230,478
Promstroibank St Petersburg	10,532	19,484
RAO Unified Energy System - GDR	4,018	433,944
Sberbank RF	225	776,250
Sistema Hals *	87	23,142
Sistema Hals - GDR *	6,452	85,812

TNK-BP Ltd.	24,697	64,089
Uralkaliy	10,251	15,684
		3,204,028
SPAIN (1.0%)
Corporacion Mapfre SA	37,835	170,790
Gamesa Corporacion Tecnologica SA	1,808	49,756
Grupo Empresarial Ence SA	2,441	135,319
Inditex SA	2,756	148,453
Telefonica SA	13,959	297,004
		801,322
SWEDEN (3.5%)
Autoliv, Inc.	801	48,413
Ericsson LM, Class B	28,000	113,164
ForeningsSparbanken AB	17,513	636,124
Getinge AB, Class B	7,213	161,838
Hennes & Mauritz AB, Class B	1,999	101,098
KappAhl Holding AB	11,707	122,778
Modern Times Group MTG AB, Class B *	3,212	211,273
Nordea Bank AB	30,441	469,425
OMX AB	4,260	78,458
Rezidor Hotel Group AB *	5,984	51,606
Skandinaviska Enskilda Banken AB, Class A	18,977	603,312
Skanska AB, Class B	7,129	140,675
TeliaSonera AB	16,040	131,881
		2,870,045
SWITZERLAND (6.1%)
Adecco SA	1,750	119,602
BKW FMB Energie AG	277	32,587
Compagnie Financiere Richmont AG, Class A	7,739	451,087
Credit Suisse Group	6,365	445,461
Dufry Group *	1,228	102,829
Givaudan SA	86	79,639
Holcim Ltd.	5,996	549,834
Nestle SA	2,624	932,758
Novartis AG	12,376	713,745
Roche Holding AG	3,288	589,794
SGS SA	148	164,998
Swatch Group AG (The), Class B	2,273	502,426
Syngenta AG	1,284	238,965
Unilabs SA *	1,161	39,078
Unique Zurich Airport	108	33,692
		4,996,495
THAILAND (0.2%)
Bangkok Bank Public Co. Ltd.	3,211	10,425
Bangkok Bank Public Co. Ltd. - NVDR	4,790	14,876
Bank Of Ayudhya Public Co. Ltd. – NVDR *	144,900	75,273
Krung Thai Bank Public Co. Ltd. *	119,494	40,146
		140,720
TURKEY (0.8%)
Acibadem Saglik Hizmetleri ve Ticaret AS	11,385	122,298
Dogan Sirketler Grubu Holding AS	86,700	136,637
Haci Omer Sabanci Holding AS	13,713	53,786
Selcuk Ecza Deposu Ticaret ve Sanyi AS *	12,143	41,707
Turkiye Garanti Bankasi AS	46,600	154,126
Turkiye Is Bankasi, Class C	39,385	180,919
		689,473

UNITED KINGDOM (10.2%)
Aegis Group Plc	28,679	78,603
Anglo American Plc	11,965	583,493
Arriva Plc	2,933	43,869
BAE Systems Plc	12,547	104,579
BHP Billiton Plc	10,534	192,718
BP Plc	7,543	83,803
Burberry Group Plc	13,137	166,013
Compass Group Plc	59,073	335,380
Diageo Plc	36,858	723,377
Eurocastle Investment Ltd.	693	35,307
FirstGroup Plc	3,905	43,958
GlaxoSmithKline Plc	36,826	968,953
Go-Ahead Group (The) Plc	988	45,899
Highland Gold Mining Ltd. *	7,326	22,948
Imperial Tobacco Group Plc	4,654	183,135
Intertek Group Plc	4,439	72,434
Ishaan Real Estate Plc *	14,330	29,457
Kazakhgold Group Ltd. *	1,318	20,627
National Express Group Plc	2,104	46,545
Peter Hambro Mining Plc *	5,165	102,228
Prudential Corp. Plc	15,909	217,861
Qinetiq Plc	23,861	89,455
Reckitt Benckiser Plc	8,064	368,469
Rentokil Initial Plc	19,280	62,562
Rio Tinto Plc	5,233	278,451
Rolls-Royce Group Plc	47,829	419,253
SABMiller Plc	3,259	74,967
Scottish & Newcastle Plc	8,078	88,482
Smith & Nephew Plc	40,725	424,950
Smiths Group Plc	3,083	59,843
Southern Cross Healthcare Ltd. *	2,570	15,597
Stagecoach Group Plc	15,352	45,984
Tesco Plc	83,157	658,516
Ti Automotive Ltd., Class A *	27,700	0
Vodafone Group Plc	371,390	1,028,811
William Hill Plc	12,972	160,499
Wolseley Plc	8,247	199,071
WPP Group Plc	24,423	330,150
		8,406,247
UNITED STATES (0.6%)
CTC Media, Inc. *	2,462	59,113
News Corp., Class B	19,404	431,933
		491,046
VENEZUELA (0.3%)
Cantv - ADR	13,323	260,998
Total Common & Preferred Stocks (Cost $59,407,837)		76,844,957

WARRANTS (2.9%)
AUSTRIA (0.0%)
Laona Investments, Expires 11/16/07	3	18,762
INDIA (2.9%)
Bank BeES, Expires 1/20/10 *	35,461	489,752
Bharti Tele-Ventures Ltd., Expires 5/31/10 *	51,351	725,805
Suzlon Energy, Expires 1/20/10	1,262	37,074
State Bank of India, Expires 1/19/09 *	7,553	211,514

State Bank of India, Expires 6/17/08 *	30,747	859,301
		2,323,446
Total Warrants (Cost $1,729,693)		2,342,208

CORPORATE BONDS (0.0%)
ITALY (0.0%)
Banca Pop Emilia, 3.70%, 12/31/12	864	1,397
Total Corporate Bonds (Cost $1,151)		1,397

INVESTMENT COMPANIES (0.1%)
LUXEMBOURG (0.1%)
ProLogis European Properties *	4,610	91,271
Total Investment Companies (Cost $84,583)		91,271

	PRINCIPAL
	AMOUNT

REPURCHASE AGREEMENT (3.3%)
UNITED STATES (3.3%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $2,728,652 Collateralized by $6,140,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $2,777,368)	$2,727,082	2,727,082

Total Repurchase Agreement (Cost $2,727,082)		2,727,082

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (1.0%)
UNITED STATES (1.0%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $837,348 Collateralized by $1,910,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $863,969)	837,348	837,348

Total Repurchase Agreeement Held as Collateral for Securities Lending (Cost $837,348)		837,348

Total Investments (Cost $64,787,694) – 101.0%		$82,844,263

Percentages indicated are based on net assets of $82,047,788.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2006.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See Notes to Statements of Investments.

RSI Retirement Trust

Actively Managed Bond Fund

Statement of Investments

December 31, 2006

(Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
COMMERCIAL PAPER (2.7%)
FPL Fuels Inc., 5.32%, 1/19/07 (b)	$3,000,000	$2,991,608
Total Commercial Paper (Cost $2,992,050)		2,991,608

CORPORATE BONDS (8.4%)
ChevronTexaco Corp., 7.09%, 2/1/07	600,000	600,630
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	523,149
Financing Corp., 9.40%, 2/8/18	100,000	136,140
General Electric Capital Corp., Medium Term Note, 4.63%, 8/5/25	400,000	371,664
JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27	2,201,000	429,582
Merrill Lynch & Co., Inc., Medium Term Note, 0.00%, 2/25/27	4,300,000	886,742
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,000,000	997,008
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	531,037
Transamerica Financial Corp., 0.00%, 9/1/12	3,000,000	2,176,166
U.S. Bank N.A., 6.38%, 8/1/11 (a)	1,000,000	1,043,891
U.S. Bank N.A., 6.30%, 2/4/14	1,500,000	1,581,746
Total Corporate Bonds (Cost $8,960,422)		9,277,755

MORTGAGE-BACKED SECURITIES (15.2%)
Banc of America Mortgage Securities, Remic 03-5 1A38, 5.50%, 7/25/33	1,000,000	986,936
Banc of America Mortgage Securities, Remic 04-3 1A24, 5.50%, 4/25/34	1,000,000	986,599
Bear Stearns Asset Backed Securities, Inc., Remic 06-AC1 21A2, 5.50%, 12/25/35	952,421	947,135
Countrywide Alternative Loan Trust, Remic 05-35CB 2A2, 5.50%, 9/25/35	1,001,680	974,134
Countrywide Alternative Loan Trust, Remic 05-55CB 2A2, 5.50%, 11/25/35	1,337,933	1,319,296
Countrywide Alternative Loan Trust, Remic 05-57CB 4A7, 5.50%, 12/25/35	1,000,000	977,179
Countrywide Home Loans, Inc., Remic 04-J7 2A2, 4.50%, 8/25/19	1,000,000	933,558
Countrywide Home Loans, Inc., Remic 05-J4 A8, 5.50%, 11/25/35	900,000	866,060
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	2,500,000	2,566,663
Residential Asset Securitization Trust, Remic 04-A9 A10, 5.75%, 12/25/34	1,000,000	993,602
Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 03-MS2 4A6, 5.75%, 2/25/33	1,000,000	981,295
Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 05-10 3CB2, 6.00%, 11/25/35	930,742	930,415
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	3,455,751	2,729,579

Wells Fargo Mortgage Backed Securities Trust, Remic 04-1 A37, 5.50%, 2/25/34	584,102	566,694

Total Mortgage-Backed Securities (Cost $16,923,160)		16,759,145

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (71.3%)
FEDERAL HOME LOAN BANK (2.1%)
4.00%, 2/27/14	1,150,000	1,139,894
5.00%, 12/15/14	1,000,000	989,332
6.15%, 7/24/18	200,000	196,302
		2,325,528
FEDERAL HOME LOAN MORTGAGE CORP. (29.6%)
8.88%, 5/15/08, Remic 1515S *	438,650	441,970
6.05%, 4/12/13, Medium Term Note	500,000	499,705
6.00%, 4/15/13, Remic 2052PL	405,252	408,632
5.00%, 9/21/18, Medium Term Note	700,000	691,165
8.00%, 6/15/22, Remic 1316Z	5,935	6,176
8.00%, 6/15/22, Remic 1316ZA	370,981	370,297
5.00%, 10/15/22, Remic 2662DG	775,000	747,941
6.00%, 6/15/23, Remic 2707VD	2,000,000	1,978,497
6.50%, 12/15/23, Remic 1628LZ	796,521	813,940
6.50%, 2/15/26, Remic 1814D	29,251	29,243
6.00%, 3/15/28, Remic 2115BJ	2,610,769	2,627,916
5.95%, 5/15/28, Remic 2059Z	432,701	435,094
6.50%, 5/15/28, Remic 2060Z	625,692	642,682
6.50%, 5/15/28, Remic 2054L	166,446	169,444
6.75%, 5/15/28, Remic 2057PE	458,484	466,271
7.50%, 5/15/28, Remic 2054PV	365,458	379,294
7.00%, 6/15/28, Remic 2064TE	144,541	149,027
6.00%, 8/15/28, Remic 2205ZA	1,520,370	1,528,243
6.25%, 2/15/29, Remic 2126CB	149,365	153,153
6.00%, 3/15/29, Remic 2132PE	1,000,000	1,010,361
6.00%, 5/15/29, Remic 2205YB	134,046	134,130
6.00%, 6/15/29, Remic 2162PH	606,147	612,554
6.00%, 8/15/29, Remic 2303CJ	481,059	482,683
6.00%, 4/15/31, Remic 2306PL	1,332,000	1,342,554
6.50%, 6/15/31, Remic 2328QE	718,403	733,484
6.50%, 7/15/31, Remic 2333KA	779,150	790,390
5.50%, 8/15/31, Remic 2672GH	2,000,000	1,974,962
6.00%, 9/15/31, Remic 2365C	371,087	374,031
6.00%, 10/15/31, Remic 2794AZ	1,167,207	1,149,937
5.50%, 11/15/31, Remic 2382DZ	683,337	650,924
5.50%, 8/15/32, Remic 2492Z	3,492,019	3,429,857
6.00%, 8/15/32, Remic 2485WG	1,000,000	1,008,054
6.00%, 8/15/32, Remic 2489PE	500,000	504,763
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,962,898
6.00%, 1/15/34, Remic 2728DC	1,000,000	1,016,602
6.00%, 4/15/34, Remic 2778ZT	1,372,460	1,370,571
6.00%, 6/15/34, Remic 2809GJ	1,000,000	1,011,322
6.00%, 11/15/34, Remic 2881BZ	509,758	516,266
		32,615,033
FEDERAL NATIONAL MORTGAGE ASSOC. (23.6%)
8.25%, 5/1/10, Pool #15569	6,043	6,078
6.80%, 8/27/12, Series B, Medium Term Note	1,100,000	1,109,151
7.00%, 6/25/13, Remic 93-65ZZ	1,072,485	1,100,491
4.00%, 9/29/14	500,000	494,685
7.05%, 10/30/15	1,000,000	1,013,206
6.00%, 2/17/16	500,000	497,951

6.00%, 2/22/16	500,000	497,349
4.00%, 10/12/16	1,000,000	987,709
5.50%, 3/25/17, Remic 02-11QG	700,000	700,626
5.13%, 9/4/18	200,000	198,139
6.00%, 4/6/20	1,000,000	989,881
6.00%, 5/19/20	750,000	737,888
8.40%, 12/25/21, Remic 91-169M	14,145	15,056
8.00%, 4/25/22, Remic 92-55DZ	768,506	785,171
7.50%, 9/25/22, Remic 92-161H	110,351	115,978
0.00%, 10/25/22, Remic 93-124M	76,046	63,309
7.80%, 10/25/22, Remic G92-57Z	180,683	192,029
7.00%, 2/25/23, Remic 97-61ZC	261,494	272,020
5.00%, 3/25/23, Remic G93-10J	197,694	194,002
7.25%, 4/25/23, Remic G93-15H	169,514	176,755
0.00%, 6/25/23, Remic 93-100K	321,367	279,346
7.00%, 7/25/23, Remic 93-112ZB	929,546	964,332
6.50%, 12/25/23, Remic 93-223ZA	1,742,208	1,780,804
7.00%, 12/25/23, Remic 93-250DZ	211,718	228,210
7.38%, 4/25/24, Remic 94-65LL	266,000	278,191
7.50%, 4/25/24, Remic 94-61E	265,930	279,178
6.00%, 9/1/25, Pool #344321	496,781	500,154
6.00%, 6/15/26	1,330,549	1,357,729
7.50%, 6/17/26, Remic G96-1PK	324,369	342,507
10.00%, 6/17/27, Remic 97-49B	12,880	14,204
6.00%, 3/18/28, Remic 98-11Z	714,013	723,746
6.50%, 10/25/28, Remic 98-59Z	629,725	636,571
9.00%, 11/25/28, Remic 98-62DC	575,237	635,077
7.50%, 2/25/30, Remic 00-2ZE	861,095	904,239
0.00%, 7/25/30, Remic 00-23PO	465,575	374,741
6.50%, 10/25/31, Remic 02-48GF	1,384,155	1,393,698
5.50%, 11/25/31, Remic 03-91QD	500,000	493,850
5.50%, 3/25/32, Remic 03-32PH	1,920,996	1,898,943
6.00%, 10/25/32, Remic 04-45ZL	1,167,207	1,182,003
5.50%, 1/25/33, Remic 04-61EQ	1,000,000	992,409
0.00%, 6/27/36, Series 1	5,000,000	610,720
		26,018,126
GOVERNMENT NATIONAL MORTGAGE ASSOC. (6.8%)
6.00%, 5/20/23, Remic 04-5VB	1,000,000	1,014,603
9.50%, 3/20/25, Pool #1977	32,070	35,113
7.50%, 9/17/25, Remic 98-26K	351,732	366,669
7.00%, 2/20/26, Remic 98-22K	303,457	312,403
7.50%, 7/20/27, Remic 97-11D	289,482	297,081
7.00%, 11/20/27, Remic 97-18J	92,245	95,991
8.00%, 9/16/29, Remic 99-31ZC	269,175	294,841
6.50%, 3/20/31, Remic 01-4PM	585,003	598,172
5.25%, 1/16/32, Remic 03-6BE	1,000,000	990,650
5.50%, 4/16/33, Remic 03-83BC	1,000,000	987,887
6.00%, 12/16/33, Remic 03-114Z	2,393,361	2,490,341
		7,483,751
U.S. TREASURY BONDS (4.3%)
9.25%, 2/15/16	3,520,000	4,689,302
U.S. TREASURY STRIPS (4.9%)
0.00%, 2/15/10	6,180,000	5,350,483
Total United States Government & Agency Obligations (Cost $78,015,793)		78,482,223

REPURCHASE AGREEMENT (1.9%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $2,143,369 Collateralized by $4,875,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $2,205,158)	2,142,136	2,142,136

Total Repurchase Agreement (Cost $2,142,136)		2,142,136

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (1.2%)

Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $1,376,319 Collateralized by $3,135,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $1,418,086)	1,375,527	1,375,527

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,375,527)		1,375,527

Total Investments (Cost $110,409,088) – 100.7%		$111,028,394

Percentages indicated are based on net assets of $110,264,761.

* Variable rate security.  Rate represents the rate in effect as of December 31, 2006.   Maturity reflects final maturity date.

(a) All or part of this security has been loaned as of December 31, 2006.

(b) Rate reflected is the effective yield at time of purchase.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

RSI Retirement Trust

Intermediate-Term Bond Fund

Statement of Investments

December 31, 2006

(Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
COMMERCIAL PAPER (5.2%)
FPL Fuels Inc., 5.32%, 1/19/07, (b)	$1,500,000	$1,495,804
Total Commercial Paper (Cost $1,496,025)		1,495,804

CORPORATE BONDS (10.4%)
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	523,149
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12 (a)	500,000	525,465
General Electric Co., 5.00%, 2/1/13 (a)	1,000,000	988,901
Morgan Stanley, 6.60%, 4/1/12 (a)	450,000	475,236
Old Republic International Corp., 7.00%, 6/15/07	505,000	507,017

Total Corporate Bonds (Cost $3,009,765)		3,019,768

MORTGAGE-BACKED SECURITIES (13.0%)
Banc of America Alternative Loan Trust, Remic 04-7 2A2, 6.00%, 8/25/34	570,916	571,083
Bear Stearns Asset Backed Securities, Inc., Remic 06-AC1 21A2, 5.50%, 12/25/35	389,627	387,464
DLJ Acceptance Trust, Remic 89-1F, 11.00%, 8/1/19	19,210	20,575
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	1,200,000	1,231,998
Residential Asset Mortgage Products, Inc., Remic 02-SL1 AI3, 7.00%, 6/25/32	444,755	443,147
Structured Asset Securities Corp., Remic 01-SB1 APO, 0.00%, 8/25/31	326,178	223,923
Structured Asset Securities Corp., Remic 03-21 1A3, 5.50%, 7/25/33	322,546	319,204
Washington Mutual, Remic 02-S4 A4, 6.50%, 10/19/29	228,272	228,833
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	428,616	338,549

Total Mortgage-Backed Securities (Cost $3,844,906)		3,764,776

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (68.3%)
FEDERAL HOME LOAN BANK (10.2%)
5.00%, 8/20/08	400,000	399,138
4.00%, 10/24/11	150,000	148,105
5.00%, 11/18/11	330,000	328,656
5.00%, 11/26/12	614,286	602,330
4.00%, 2/27/14	500,000	495,606
4.15%, 3/16/15	1,000,000	986,365
		2,960,200

FEDERAL HOME LOAN MORTGAGE CORP. (18.5%)
6.50%, 10/15/08, Remic 1587Z	313,796	313,858
6.50%, 11/1/08, Gold Pool #M80719	7,838	7,882
8.00%, 9/1/09, Pool #189332	76,692	76,524
6.05%, 4/12/13, Medium Term Note	100,000	99,941
6.00%, 4/15/13, Remic 2052PL	243,151	245,179
9.00%, 3/15/20, Remic 34D	23,055	22,991
6.00%, 11/1/21, Gold Pool #C90492	125,153	126,975
8.00%, 6/15/22, Remic 1316Z	54,906	57,134
7.00%, 7/15/22, Remic 1311K	88,499	90,602
6.00%, 11/15/23, Remic 1620Z	304,305	307,899
7.00%, 12/15/23, Remic 1695EA	42,039	42,117
8.50%, 9/15/24, Remic 1753D	29,994	31,302
6.50%, 1/15/28, Remic 2036-PG	500,000	512,912
6.50%, 4/15/28, Remic 2053Z	346,206	353,289
5.95%, 5/15/28, Remic 2059Z	373,018	375,081
6.00%, 5/15/28, Remic 3103KW	185,876	184,824
6.75%, 5/15/28, Remic 2057PE	401,006	407,817
7.50%, 5/15/28, Remic 2054PV	196,785	204,235
7.00%, 6/15/28, Remic 2064TE	144,541	149,027
6.25%, 12/15/28, Remic 2108CB	247,358	251,058
6.00%, 3/15/29, Remic 2132PE	793,000	801,216
6.50%, 6/15/31, Remic 2328QE	478,935	488,989
6.50%, 1/15/32, Remic 2407BJ	199,351	205,285
		5,356,137
FEDERAL NATIONAL MORTGAGE ASSOC. (29.7%)
4.02%, 8/18/08	184,000	180,947
5.25%, 1/28/13	600,000	592,261
7.00%, 6/25/13, Remic 93-65ZZ	525,980	539,714
6.50%, 1/1/14, Pool #50848	93,678	96,203
5.00%, 4/11/14	400,000	394,022
4.00%, 9/15/14	350,000	346,506
4.00%, 9/29/14	500,000	494,685
4.00%, 12/30/14	500,000	493,884
5.50%, 12/30/14	400,000	395,110
6.00%, 2/17/16	500,000	497,951
6.00%, 2/22/16	500,000	497,349
6.00%, 2/25/17, Remic 02-2UC	298,598	300,327
0.00%, 3/1/18, Remic 29-1	1,333	1,109
8.60%, 10/25/19, Remic 89-62G	18,856	20,161
7.50%, 9/25/21, Remic 91-113ZE	306,809	322,475
7.50%, 10/25/21, Remic G-41PT	62,930	64,714
7.00%, 1/25/22, Remic G92-15Z	177,646	180,598
8.00%, 1/25/23, Remic 93-4LA	41,690	44,193
0.00%, 4/25/24, Remic 94-76KB	92,988	56,371
9.00%, 6/1/25, Pool # 303437	70,634	76,759
6.00%, 9/1/25, Pool #344321	313,396	315,524
6.00%, 7/25/29, Remic 99-32B	374,102	372,132
6.00%, 10/25/31, Remic 01-53OP	505,123	509,044
5.50%, 3/25/32, Remic 03-32PH	1,000,000	988,519
5.50%, 9/25/32, Remic 03-47PD	338,000	334,601
5.50%, 1/25/33, Remic 04-61EQ	400,000	396,964
7.00%, 1/25/42, Remic 02-14A1	49,248	50,691
		8,562,814
GOVERNMENT NATIONAL MORTGAGE ASSOC. (9.9%)
8.50%, 11/20/26, Pool #2326	14,377	15,366
8.25%, 6/15/27, Pool #440640	137,426	146,525

8.25%, 9/15/27, Pool #453323	41,385	44,125
8.25%, 12/15/27, Pool #427291	12,883	13,735
5.00%, 11/16/28	1,000,000	995,471
6.00%, 6/16/32, Remic 02-41ZD	289,183	294,405
7.00%, 8/16/32, Remic 03-115BV	329,764	351,387
5.50%, 4/16/33, Remic 03-83BC	1,000,000	987,887
		2,848,901
Total United States Government & Agency Obligations (Cost $19,952,825)		19,728,052

REPURCHASE AGREEMENT (2.4%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $692,184 Collateralized by $1,580,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $714,697)	691,786	691,786

Total Repurchase Agreement (Cost $691,786)		691,786

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (3.1%)
Bear Stearns & Co., Inc., 5.18% Due 1/3/07, Repurchase price $891,277 Collateralized by $2,035,000 U.S. Treasury Strips, 0.00%, Due 2/15/23 (Value $920,512)	891,149	891,149

Total Repurchase Agreement Held as Collateral for Securities Lending (Cost $891,149)		891,149

Total Investments (Cost $29,886,456) - 102.4%		$29,591,335

Percentages indicated are based on net assets of $28,899,014.

(a) All or part of this security has been loaned as of December 31, 2006.

(b) Rate reflected is the effective yield at time of purchase.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

RSI RETIREMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

NOTE 1. GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of December 31, 2006, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®”). The officers of the Trust are also officers of RSGroup® and its subsidiaries.

RSGroup® is a full service retirement benefits consulting firm, serving both tax-qualified and non-qualified retirement plans. It provides consulting, administrative, recordkeeping, trust, custodial, distribution and investment advisory services through five wholly-owned subsidiary companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES & SECURITIES TRANSACTIONS

A. Securities Valuation. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

1.               each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

2.               United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

3.               short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Unrealized Appreciation (Depreciation)

Net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at December 31, 2006 for each of the Investment Funds was as follows:

	Net Unrealized	Gross	Gross
	Appreciation	Unrealized	Unrealized
	(Depreciation)	Appreciation	Depreciation
Core Equity Fund	$29,628,857	$32,820,482	$(3,191,625)
Value Equity Fund	5,494,380	6,601,264	(1,106,884)
Emerging Growth Equity Fund	11,526,160	13,016,504	(1,490,344)
International Equity Fund	18,056,580	18,717,068	(660,488)
Actively Managed Bond Fund	619,307	2,062,881	(1,443,574)
Intermediate-Term Bond Fund	(295,122)	145,551	(440,673)

C. Repurchase Agreements. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ adviser, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Securities Lending. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2006. The cash collateral received was invested into repurchase agreements.

	Value of	Value of
	Securities Loaned	Collateral
Core Equity Fund	$1,818,537	$2,078,756
Value Equity Fund	3,012,690	4,261,566
Emerging Growth Equity Fund	9,796,378	10,600,341
International Equity Fund	770,618	1,019,599
Actively Managed Bond Fund	1,273,589	1,329,446
Intermediate-Term Bond Fund	816,547	879,114

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds’ obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

E. Financial Futures Contracts. The Investment Funds may enter into financial futures contracts that require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

F. Options Valuation. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the quarter ended December 31, 2006, the Investment Funds did not write any options on equity securities.

G. Forward Currency Contracts. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of December 31, 2006, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund’s net unrealized depreciation of $70,295, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at December 31, 2006.

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)

Short Contracts
Czech Koruna	03/22/07	$414,060	$413,874	$186
Euro	01/31/07	1,438,381	1,486,048	(47,667)
Hungarian Forint	02/22/07	396,876	419,795	(22,919)
Polish Zloty	03/22/07	390,073	387,209	2,864
Turkish Lira	03/26/07	205,960	208,719	(2,759)
Total Short Contracts		$2,845,350	$2,915,645	$(70,295)

Net Unrealized Depreciation				$(70,295)

For additional information, see most recent annual or semi-annual report and the fund’s prospectus.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	2/ 28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	2 /28/ 2007

By (Signature and Title)*	/s/ William J. Pieper, Treasurer
William J. Pieper, Treasurer

Date	2/28/2007

* Print the name and title of each signing officer under his or her signature.